Leases - Weighted average lease term and discount rate (Details)	Mar. 31, 2026	Dec. 31, 2025
Leases
Weighted average remaining lease term (in years) - operating leases	3 months	6 months
Weighted average discount rate - operating leases	6.46%	6.50%